Taxes on Income - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforward	$ 6,739	$ 5,519
Accrued expenses	97	80
R&D temporary differences	1,218	1,335
Fund raising costs 2023	35	70
Operating lease liability	8	8
Total deferred tax assets	8,097	7,012
Valuation allowance	(8,097)	(7,012)
Deferred tax liabilities:
Total deferred tax liabilities
Net deferred taxes